T. ROWE PRICE Science & Technology Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.5%
CONSUMER/RETAIL 0.3%
Consumer Brands 0.2%
Warby Parker, Class A (1) 1,068,604 14,063
14,063
Consumer Services 0.1%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21, Cost $11,621
(INR) (1)(2)(3) 7,289 7,097
7,097
Total Consumer/Retail 21,160
FINANCIAL SERVICES 3.0%
Payments 3.0%
Mastercard, Class A  266,563 105,535
Visa, Class A  440,000 101,204
Total Financial Services 206,739
HARDWARE 2.8%
Enterprise Hardware 2.8%
Pure Storage, Class A (1) 3,507,210 124,927
Western Digital (1) 1,434,733 65,467
Total Hardware 190,394
INDUSTRIALS 0.8%
Automobile Manufacturers 0.1%
Rivian Automotive, Class A (1)(4) 386,969 9,396
9,396
Transportation Technology Services 0.7%
Uber Technologies (1) 1,072,360 49,318
49,318
Total Industrials 58,714
INTERNET 34.0%
China Internet Media/Advertising 1.7%
58.com (1)(2) 8,367,978 —
Baidu, ADR (1) 856,396 115,057
115,057
China Internet Retail 2.5%
Alibaba Group Holding, ADR (1)(4) 1,684,564 146,119
JD.com, ADR (4) 924,500 26,931
173,050
China Internet Services 0.6%
Kanzhun, ADR (1) 1,046,649 15,877

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Tongcheng Travel Holdings (HKD) (1) 11,663,200 25,511
41,388
Rest of World Internet Media/Advertising 0.6%
Prosus (EUR) (1) 1,297,069 38,219
38,219
Rest of World Internet Retail 3.9%
Auto1 Group (EUR) (1)(4) 3,978,755 25,361
Coupang, Class A (1)(4) 201,658 3,428
D-MARKET Elektronik Hizmetler ve Ticaret, ADR (1) 441,632 588
MercadoLibre (1) 22,769 28,868
Zalando (EUR) (1) 9,563,990 212,496
270,741
Rest of World Internet Services 1.4%
Deliveroo (GBP) (1) 20,554,417 29,900
Delivery Hero (EUR) (1)(4) 2,414,371 68,939
98,839
U.S. Internet Media/Advertising 13.4%
Alphabet, Class A (1) 4,435,000 580,364
Meta Platforms, Class A (1)(4) 757,144 227,302
Pinterest, Class A (1) 4,469,442 120,809
928,475
U.S. Internet Retail 6.2%
Amazon.com (1) 2,363,680 300,471
Etsy (1) 2,037,916 131,609
432,080
U.S. Internet Services 3.7%
Booking Holdings (1) 50,726 156,437
DoorDash, Class A (1) 415,112 32,989
Maplebear (1)(4) 969,688 28,790
Maplebear, Acquisition Date: 7/2/20 - 8/7/20, Cost $21,011 (1)(3) 442,352 13,133
Match Group (1) 656,800 25,730
257,079
Total Internet 2,354,928
IT SERVICES 3.6%
IT Services 3.6%
Accenture, Class A  812,500 249,527
Total IT Services 249,527

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
MEDIA & ENTERTAINMENT 0.5%
Video Gaming 0.5%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $34,498 (1)(2)(3) 53,150 36,708
Total Media & Entertainment 36,708
REAL ESTATE 0.3%
Real Estate 0.3%
KE Holdings, ADR  1,363,379 21,160
Total Real Estate 21,160
SEMICONDUCTORS 25.7%
Analog Semiconductors 3.3%
Silergy (TWD)  3,379,000 32,029
Texas Instruments  1,232,900 196,043
228,072
Foundry 1.5%
Taiwan Semiconductor Manufacturing (TWD)  6,286,000 102,501
102,501
Memory 3.0%
Micron Technology  586,231 39,881
Samsung Electronics (KRW)  3,337,351 168,717
208,598
Processors 13.8%
Advanced Micro Devices (1) 1,719,447 176,794
NVIDIA  1,167,500 507,851
QUALCOMM  2,442,917 271,310
955,955
Semiconductor Capital Equipment 4.1%
ASML Holding (4) 140,500 82,707
KLA  224,337 102,894
Lam Research  157,638 98,803
284,404
Total Semiconductors 1,779,530
SOFTWARE 25.7%
Back-Office Applications Software 3.2%
Intuit  280,892 143,519
Samsara, Class A (1) 203,326 5,126
Workday, Class A (1) 331,456 71,213
219,858
Collaboration and Productivity Software 1.1%
TeamViewer (EUR) (1) 1,758,111 29,550

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Zoom Video Communications, Class A (1) 699,316 48,910
78,460
Front-Office Applications Software 8.9%
Adobe (1) 139,156 70,956
DocuSign (1) 3,911,243 164,272
Klaviyo, Class A (1)(4) 132,119 4,558
Salesforce (1) 1,855,130 376,183
615,969
Industry-Specific Software 0.2%
Veeva Systems, Class A (1) 84,185 17,127
17,127
Infrastructure and Developer Tool Software 10.4%
Microsoft  2,284,700 721,394
721,394
Security Software 1.9%
Fortinet (1) 1,241,550 72,854
Gen Digital  3,184,300 56,299
129,153
Total Software 1,781,961
TELECOM EQUIPMENT 0.3%
Wireline Equipment 0.3%
Arista Networks (1) 111,000 20,416
Total Telecom Equipment 20,416
TELECOM SERVICES 0.5%
U.S. Wireless 0.5%
T-Mobile U.S. (1) 270,300 37,855
Total Telecom Services 37,855
Total Common Stocks (Cost $5,676,278) 6,759,092
CONVERTIBLE PREFERRED STOCKS 1.0%
CONSUMER/RETAIL 0.0%
Consumer Services 0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20, Cost $14,605
(INR) (1)(2)(3) 4,539 4,420
Total Consumer/Retail 4,420
INDUSTRIALS 0.6%
Transportation Technology Services 0.6%
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $21,889 (1)(2)(3) 1,199,400 21,733

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $25,611 (1)(2)
(3) 298,258 13,484
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $9,877 (1)(2)
(3) 107,687 4,869
Total Industrials 40,086
INTERNET 0.4%
Rest of World Internet Services 0.4%
Rappi, Series E, Acquisition Date: 9/8/20, Cost $33,355 (1)(2)(3) 558,273 20,103
Rappi, Series F, Acquisition Date: 7/8/21, Cost $10,111 (1)(2)(3) 156,954 5,652
Total Internet 25,755
SOFTWARE 0.0%
Infrastructure and Developer Tool Software 0.0%
Mesosphere, Series D, Acquisition Date: 5/4/18, Cost $22,329 (1)
(2)(3) 2,019,933 1,252
Total Software 1,252
Total Convertible Preferred Stocks (Cost $137,777) 71,513
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Treasury Reserve Fund, 5.40% (5)(6) 162,830,828 162,831
Total Short-Term Investments (Cost $162,831) 162,831
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.40% (5)(6) 11,224,020 11,224
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 11,224

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.40% (5)(6) 37,638,111 37,638
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 37,638
Total Securities Lending Collateral (Cost $48,862) 48,862
Total Investments in Securities 101.6%
(Cost $6,025,748) $ 7,042,298
Other Assets Less Liabilities (1.6)% (113,927)
Net Assets 100.0% $ 6,928,371
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$128,451 and represents 1.9% of net assets.
(4) All or a portion of this security is on loan at September 30, 2023.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
INR Indian Rupee
KRW South Korean Won
TWD Taiwan Dollar

T. ROWE PRICE Science & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 5.40% — — 13,769
Affiliates not held at period end (245,116) 274,786 —
Totals $ (245,116)# $ 274,786 $ 13,769+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
VK, GDR  $ 1 $ — $ 274,787 $ —
T. Rowe Price Government
Reserve Fund, 5.40% 27,343  ¤  ¤ 48,862
T. Rowe Price Treasury Reserve
Fund, 5.40% 208,339  ¤  ¤ 162,831
Total $ 211,693^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $13,769 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $211,693.

T. ROWE PRICE Science & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Science & Technology Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Science & Technology Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Science & Technology Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 5,968,931 $ 746,356 $ 43,805 $ 6,759,092
Convertible Preferred Stocks — — 71,513 71,513
Short-Term Investments 162,831 — — 162,831
Securities Lending Collateral 48,862 — — 48,862
Total $ 6,180,624 $ 746,356 $ 115,318 $ 7,042,298

T. ROWE PRICE Science & Technology Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2023, totaled $(16,702,000) for the period ended September 30, 2023.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period Total Sales
Ending
Balance
9/30/23
Investment in Securities
Common Stocks $ 61,276 $ 20,949 $ (38,420) $ 43,805
Convertible Preferred Stocks 94,491 (8,893) (14,085) 71,513
Total $ 155,767 $ 12,056 $ (52,505) $ 115,318

T. ROWE PRICE Science & Technology Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F61-054Q3 09/23